Bitwise Crypto Industry Innovators ETF

Schedule of Investments

June 30, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 100.0%

Consumer Discretionary — 3.8%
MercadoLibre *	1,280	$815,194
Tesla *	1,442	971,071
		1,786,265
Financials — 37.3%
Bakkt Holdings *	1,081,355	2,270,845
CME Group, Cl A	5,071	1,038,034
Coinbase Global, Cl A *	101,605	4,777,467
DBS Group Holdings	45,088	961,566
Galaxy Digital Holdings *	541,565	2,027,799
Interactive Brokers Group, Cl A	16,898	929,559
Signature Bank NY	4,654	834,043
Silvergate Capital, Cl A *	88,045	4,713,049
		17,552,362
Information Technology — 58.9%
Advanced Micro Devices *	9,560	731,053
Argo Blockchain *	2,566,140	1,044,008
Bit Digital *	1,709,819	2,239,863
Bitfarms *	949,116	1,059,519
Block, Cl A *	12,231	751,717
Canaan ADR *	830,912	2,675,536
Cleanspark *	218,088	854,905
Core Scientific *	1,096,916	1,634,405
Greenidge Generation Holdings *	217,265	551,853
Hive Blockchain Technologies *	403,728	1,204,971
Hut 8 Mining *	863,593	1,164,892
Iris Energy *	247,720	829,862
Marathon Digital Holdings *	346,526	1,850,449
MicroStrategy, Cl A *	29,813	4,898,276
Northern Data *	80,981	1,837,149
NVIDIA	5,430	823,134
PayPal Holdings *	11,740	819,922
Riot Blockchain *	491,049	2,057,495
Terawulf *	187,425	224,910
Voyager Digital *	908,420	408,453
		27,662,372
Total Common Stock (Cost $129,448,909)		47,000,999

Total Investments - 100.0% (Cost $129,448,909)		$47,000,999

Percentages are based on net assets of $47,021,890.

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of June 30, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

BIT-QH-001-0300

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